Income Taxes - Reconciliation of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 29.6	$ 25.7
Additions based on tax positions related to the current year	2.2	7.9	$ 7.4
Additions for tax positions of prior years	4.0	0.0	0.0
Settlements	(3.0)	(4.0)	(7.1)
Changes related to the impact of foreign currency translation	(0.5)	0.0	(0.1)
Ending balance	14.7	29.6	25.7
Adjustment related to Separation
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	(17.6)	0.0	0.0
Ending balance		(17.6)	0.0
Valuation Allowance, Deferred Tax Asset
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	12.0	25.7	25.5
Ending balance		12.0	25.7
Valuation Allowance, Deferred Tax Asset | Previously Reported
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 29.6	25.7	25.5
Ending balance		$ 29.6	$ 25.7